SUPPLEMENT TO THE SPARTAN ARIZONA MUNICIPAL FUNDS
OCTOBER 18, 1996
PROSPECTUS
T   he following changes are effective April 1, 1997:
FMR anticipates presenting a proposal in 1997 to the Board of Trustees of Spartan Arizona Municipal Income Fund requesting their approval to present to shareholders of the fund a proposal to merge the fund into Fidelity Municipal Income Fund. As a result, Spartan Arizona Municipal Income Fund is closed to new investors.
With respect to Spartan Arizona Municipal Income Fund, the following fees for individual transactions have been eliminated: the $5.00 exchange fee, the $5.00 wire fee and the $5.00 account closeout fee. References to these fees throughout the prospectus are no longer in effect with respect to Spartan Arizona Municipal Income.
The following information replaces similar information found in "Expenses" on page 5:
EXPENSES
    SHAREHOLDER TRANSACTION EXPENSES    are charges you may pay when you
buy, sell or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 27 for an explanation of how and when these charges apply.
Maximum sales charge on purchases   None
and reinvested distributions

Deferred sales charge on redemptions                                None

Redemption fee (as a % of amount redeemed on shares held less       .50%
than 180 days) (Spartan Arizona Municipal Income only)

Exchange and wire transaction fees                                  $5.00
(for Spartan Arizona Municipal Money Market only)

Checkwriting fee, per check written                                 $2.00
(available for Spartan Arizona Municipal Money Market only)

Account closeout fee (for Spartan Arizona Municipal Money Market    $5.00
only)

Annual account maintenance fee                                      $12.0
(for accounts under $2,500)                                         0

       THESE FEES ARE WAIVED    (except for the redemption fee) if your
account balance at the time of the transaction is $50,000 or more.
    EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated. Figures for Spartan Arizona Municipal Money Market Fund assume that you leave your account open, and then assume that you close your account at the end of the period.
SPARTAN ARIZONA INCOME
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

   These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
The following information replaces similar information found in "Investment Principles and Risks" on page 13:
EACH FUND'S performance is affected by the economic and political conditions within the state of Arizona. The rate of growth in Arizona slowed in the late '80s and early '90s, and assessed valuations in many areas have declined, putting pressure on state and local budgets. However, the state's growth in population and employment and other economic indicators continues to outpace that of the nation as a whole. Economic conditions within the state are expected to reflect slower growth through mid-1997.
The following information replaces similar information found in "Transaction Details" on page 30:
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.


SUPPLEMENT TO THE SPARTAN(registered trademark) MARYLAND MUNICIPAL INCOME FUND OCTOBER 18, 1996
PROSPECTUS
   The following changes are effective April 1, 1997:
FMR anticipates presenting a proposal in 1997 to the Board of Trustees of Spartan Maryland Municipal Income Fund requesting their approval to present shareholders of the fund a proposal to merge the fund into Fidelity Municipal Income Fund. As a result, Spartan Maryland Municipal Income Fund is closed to new investors.
With respect to Spartan Maryland Municipal Income Fund, the following fees for individual transactions have been eliminated: the $5.00 exchange fee, the $5.00 wire fee, and the $5.00 account closeout fee. References to these fees throughout the prospectus are no longer in effect.
The following information replaces similar information found in "Expenses" on page 4:
EXPENSES
    SHAREHOLDER TRANSACTION EXPENSES    are charges you may pay when you
buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 23 for an explanation of how and when these charges apply.
Maximum sales charge on purchases      None
and reinvested distributions

Deferred sales charge on redemptions   None

Redemption fee (as a % of amount redeemed on shares held less    .50%
than 180 days)

Annual account maintenance fee                                   $12.0
(for accounts under $2,500)                                      0

       EXAMPLES:    Let's say, hypothetically, that the fund's annual
return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated.
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

   These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
The following information replaces the similar information found in the "Charter" section on page 8:
David Murphy is manager of Spartan Maryland Municipal Income, which he has managed since April 1997. He also manages several other Fidelity funds. Mr. Murphy joined Fidelity as a portfolio manager in 1989.
The following information replaces similar information found in the "Transaction Details" section beginning on page 23.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

SUPPLEMENT TO THE SPARTAN(registered trademark) MUNICIPAL FUNDS' OCTOBER 18, 1996 PROSPECTUS
   Effective April 15, 1997, the following information replaces the similar information found in "Charter" on page 16:
David Murphy is manager of Spartan Aggressive Municipal, which he has managed since April 1997. He also manages several other Fidelity funds. Mr. Murphy joined Fidelity as a portfolio manager in 1989.
The following changes are effective April 1, 1997:
FMR anticipates presenting a proposal in 1997 to the Board of Trustees of Spartan Municipal Income Fund requesting their approval to present shareholders of the fund a proposal to merge the fund into Fidelity Municipal Income Fund. As a result, Spartan Municipal Income Fund is closed to new investors, except to investments through Fidelity Portfolio Advisory Services.
FMR anticipates presenting a proposal in 1997 to the Board of Trustees of Spartan Intermediate Municipal Income Fund requesting their approval to present shareholders of the fund a proposal to merge the fund into Fidelity Limited Term Municipal Income Fund. As a result, Spartan Intermediate Municipal Income Fund is closed to new investors.
With respect to Spartan Short-Intermediate Municipal Income Fund, Spartan Intermediate Municipal Income Fund, Spartan Municipal Income Fund and Spartan Aggressive Municipal Fund, the following fees for individual transactions have been eliminated: the $5.00 exchange fee, the $5.00 wire fee, the $5.00 account closeout fee, and the $2.00 checkwriting fee. References to these fees throughout the prospectus are no longer in effect with respect to these funds.
The following information replaces similar information found in "Expenses" on page 5:
EXPENSES
    SHAREHOLDER TRANSACTION EXPENSES    are charges you pay when you buy,
sell or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 37 for an explanation of how and when these charges apply.
Maximum sales charge on purchases                                None
and reinvested distributions

Deferred sales charge on redemptions                             None

Redemption fee (as a % of amount redeemed on shares held less than 180 days)

for Spartan Municipal Income                                     .50
                                                                 %

for Spartan Aggressive Municipal                                 1.00
                                                                 %

for all other funds                                              Non
                                                                 e

Exchange and wire transaction fees                               $5.00
(for Spartan Municipal Money only)

Checkwriting fee, per check written                              $2.00

(available for Spartan Municipal Money,
Spartan Short-Intermediate Municipal Income, and Spartan Intermediate Municipal Income)

Account closeout fee (for Spartan                                $5.00
Municipal Money only)

Annual account maintenance fee                                   $12.0
(for accounts under $2,500)                                      0

   THESE FEES ARE WAIVED (except for the redemption fee) if your account balance at the time of the transaction is $50,000 or more.
The following information replaces similar information found in "Expenses" on page 6.
SPARTAN AGGRESSIVE MUNICIPAL
Operating Expenses

Management fee                  .55%A

12b-1 fee                       None

Other expenses                   .00%

Total fund operating expenses   .55%

   A EFFECTIVE MARCH 1, 1997, FMR HAS VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION FROM .60% TO .55%.
EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as described on page 6. For every $1,000 you invested, the examples on page 6 show you how much you would pay in total expenses after the number of years indicated. Figures for Spartan Municipal Money Fund assume that you leave your account open, and then assume that you close your account at the end of the period.
SPARTAN SHORT-INTERMEDIATE MUNICIPAL    INCOME
Examples
After 1 year   $   6

After 3        $   18
years

After 5        $   31
years

After 10       $   69
years

SPARTAN INTERMEDIATE MUNICIPAL    INCOME
Examples
After 1 year   $   6

After 3        $   18
years

After 5        $   31
years

After 10       $   69
years

SPARTAN MUNICIPAL INCOME
Examples
After 1 year   $   6

After 3        $   18
years

After 5        $   31
years

After 10       $   69
years

SPARTAN AGGRESSIVE MUNICIPAL
Examples
After 1 year   $   6

After 3        $   18
years

After 5        $   31
years

After 10       $   69
years

   These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary. PROPOSED REORGANIZATION. The Board of Trustees of Spartan Aggressive Municipal Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Spartan Aggressive Municipal Fund and Fidelity Aggressive Municipal Fund, a fund of Fidelity Municipal Trust.
The Agreement provides for transfer of substantially all of the assets and the assumption of all of the liabilities of Spartan Aggressive Municipal Fund solely in exchange for the number of shares of Fidelity Aggressive Municipal Fund equal in value to the relative net asset value of the outstanding shares of Spartan Aggressive Municipal Fund. Following such exchange, Spartan Aggressive Municipal Fund will distribute the Fidelity Aggressive Municipal Fund shares to its shareholders pro rata, in liquidation of Spartan Aggressive Municipal Fund as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization").
The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Spartan Aggressive Municipal Fund will be held on July 16, 1997, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Spartan Aggressive Municipal Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Fidelity Aggressive Municipal Fund.
If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about July 31, 1997. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
In the event Spartan Aggressive Municipal Fund shareholders fail to approve the Agreement, Spartan Aggressive Municipal Fund will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of Spartan Aggressive Municipal Fund.
The following paragraph on the cover page has been removed:
Spartan Aggressive Municipal may invest without limitation in lower-quality debt securities, sometimes called "municipal junk bonds." Investors should consider that these securities carry greater risks, such as the risk of default, than other debt securities. Refer to "Investment Principles and Risks" on page 17 for further information.
The following information supplements similar information found in "Who May Want to Invest" beginning on page 3.

Effective January 20, 1997, Spartan Aggressive Municipal was closed to all new and subsequent purchases except for reinvestment of dividends or other distributions. Effective April 1, 1997, Spartan Intermediate Municipal Income was closed to new investors. Effective April 1, 1997, Spartan Municipal Income was closed to new investors, except for investments through Fidelity Portfolio Advisory Services.
Effective March 17, 1997, the following information replaces similar information found in "Investment Principles and Risks" on page 18.
SPARTAN AGGRESSIVE MUNICIPAL invests primarily in investment grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of August 31, 1996, the fund's dollar-weighted average maturity was approximately 15 years. The fund normally invests so that at least 80% of its assets are invested in municipal securities whose interest is free from federal income tax.
The following information replaces similar information found in "Securities and Investment Practices" on page 20.
RESTRICTIONS: Spartan Short-Intermediate Municipal Income, Spartan Intermediate Municipal Income, and Spartan Municipal Income normally invest in investment-grade securities, but reserve the right to invest up to 5% of their assets in below investment-grade securities (sometimes called "municipal junk bonds"). Spartan Aggressive Municipal currently intends to limit its investments in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade if it is rated investment grade by Moody's Investors Service, Standard and Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P. or is unrated but judged by FMR to be of equivalent quality.
The following information replaces similar information found in "Breakdown of Expenses" on page 25.
FMR has voluntarily agreed to limit Spartan Municipal Money's total operating expenses to an annual rate of .40% of average net assets for the fiscal year ended 1996. Effective March 1, 1997, FMR has voluntarily agreed to reduce Spartan Aggressive Municipal's management fee rate from .60% to
 .55%. If this reduction were not in effect, the total management fee rate would have been .55%.
The following information replaces similar information found in "How to Buy Shares" on page 28.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details. Effective January 20, 1997, Spartan Aggressive Municipal was closed to new and subsequent purchases except for reinvestment of dividends or other distributions. Effective April 1, 1997, Spartan Intermediate Municipal Income was closed to new investors. Effective April 1, 1997, Spartan Municipal Income was closed to new investors, except for investments through Fidelity Portfolio Advisory Services.
The following information replaces similar information found in "Transaction Details" on page 38.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
The following information replaces similar
information found in "Key Facts" on page 4.
Spartan    Allowed to invest in               With its ability to invest in
Aggressi   lower-quality municipal            lower-quality securities
ve         securities. Although the fund      with longer-term
Municipa   can invest in securities of any    maturities, this is the
l          maturity, FMR seeks to             most aggressive fund in
           manage the fund so that it         the family.
           generally reacts to changes in
           interest rates similarly to
           municipal bonds with maturities
           between 8 and 18 years.

                                              (high risk graphic)

                                              (low to medium risk graphic)